Intangibles assets and goodwill (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Goodwill, Balance at beginning	$ 397,538
Intangible assets, Balance at beginning	295,881	$ 182,164	$ 72,337
Intangible assets, Additions	190,268	165,160	133,231
Intangible assets, Disposals	(26,612)	(24,832)	(5,694)
Intangible assets, Amortization	(56,084)	(38,613)	(25,130)
Intangible assets, Effect of changes in exchange rates	(55,837)	12,002	7,420
Goodwill, Balance at ending	414,287	397,538
Intangible assets, Balance at ending	347,616	295,881	182,164
Intangibles Related To Acquisitions [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Balance at beginning	61,634	78,047	53,406
Intangible assets, Additions	27,825		40,995
Intangible assets, Amortization	(13,320)	(14,784)	(15,919)
Intangible assets, Effect of changes in exchange rates	2,474	(1,629)	(435)
Intangible assets, Balance at ending	78,613	61,634	78,047
Internally Developed Intangible [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Balance at beginning	224,698	84,137
Intangible assets, Additions	154,583	165,115
Intangible assets, Disposals	(24,748)	(23,463)
Intangible assets, Amortization	(37,607)	(13,949)
Intangible assets, Effect of changes in exchange rates	(57,079)	12,858
Intangible assets, Balance at ending	259,847	224,698	84,137
Other Intangibles [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Balance at beginning	9,549	19,980
Intangible assets, Additions	7,860	45
Intangible assets, Disposals	(1,864)	(1,369)
Intangible assets, Amortization	(5,157)	(9,880)
Intangible assets, Effect of changes in exchange rates	(1,232)	773
Intangible assets, Balance at ending	9,156	9,549	19,980
Other Intangibles 1 [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Balance at beginning		104,117	18,931
Intangible assets, Additions			92,236
Intangible assets, Disposals			(5,694)
Intangible assets, Amortization			(9,211)
Intangible assets, Effect of changes in exchange rates			7,855
Intangible assets, Balance at ending			104,117
Goodwill [member]
IfrsStatementLineItems [Line Items]
Goodwill, Balance at beginning	397,538	397,397	401,872
Goodwill, Additions	44,610
Goodwill, Effect of changes in exchange rates	(27,861)	141	(492)
Goodwill, Balance at ending	$ 414,287	$ 397,538	397,397
Goodwill, Additions			7,654
Goodwill, Others			$ (11,637)